FINANCIAL INSTRUMENTS - Interest Rates Used for Determining Fair Values (Details) - Discounted cash flow	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivatives | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rates used for determining fair value	2.20%	1.40%
Derivatives | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rates used for determining fair value	2.30%	1.80%
Loans and borrowings | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rates used for determining fair value	2.60%	2.00%
Loans and borrowings | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rates used for determining fair value	5.60%	4.70%